                                                 Oppenheimer CAPITAL PRESERVATION FuND
                                                Supplement dated March 18, 2002 to the
                                                  Prospectus dated February 28, 2002

The Prospectus is changed as follows:

1.       The section captioned "How the Fund is Managed - Portfolio Managers" on page 17 is deleted in its entirety and replaced with the following:

Portfolio Managers.  Effective March 18, 2002, the fund is managed by a team of portfolio managers from the Manager's fixed-income department.

March 18, 2002                                                                            PS0755.011

                                                 OPPENHEIMER CAPITAL PRESERVATION FUND
                                                 Supplement dated March 18, 2002 to the
                                       Statement of Additional Information dated February 28, 2002

         The Statement of Additional  Information  is changed by deleting  John S. Kowalik and the  accompanying  biographical information as it currently appears on page 44.

March 18, 2002                                                                  755PX002